Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date [Axis]: 2023-10-02
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Oct. 02, 2023
Erroneous Compensation Analysis [Text Block]	The Clawback Policy provides for the mandatory recovery of erroneously awarded incentive compensation from our current and former officers as defined in SEC Rule 10D-1 (“Covered Officers”) in the event we are required to prepare an accounting restatement as specified in the Clawback Policy. Under the Clawback Policy, the Board may recoup from the Covered Officers erroneously awarded incentive compensation received within a lookback period of the three completed fiscal years preceding the date on which we are required to prepare a “covered” accounting restatement. The Clawback Policy is effective as of October 2, 2023
Restatement Does Not Require Recovery [Text Block]	On October 2, 2023, our Board of Directors adopted a Clawback Policy to comply with the SEC Rule 10D-1 and Nasdaq Listing Rule 5608. The Clawback Policy provides for the mandatory recovery of erroneously awarded incentive compensation from our current and former officers as defined in SEC Rule 10D-1 (“Covered Officers”) in the event we are required to prepare an accounting restatement as specified in the Clawback Policy. Under the Clawback Policy, the Board may recoup from the Covered Officers erroneously awarded incentive compensation received within a lookback period of the three completed fiscal years preceding the date on which we are required to prepare a “covered” accounting restatement. The Clawback Policy is effective as of October 2, 2023.
Restatement Determination Date [Axis]: 2024-09-18
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Sep. 18, 2024
Restatement Does Not Require Recovery [Text Block]	On September 18, 2024, we determined that our previously issued financial statements needed to be restated as a result of an internal review of our previously issued financial statements, which review was prompted by comments issued by the staff of the SEC upon its review of our annual and quarterly reports filed pursuant to the Securities Act of 1934, as amended (“Reports”). After review of the staff’s comments, discussions with the staff, and investigation and further analysis, we determined that, in recognizing a right-of-use (“ROU”) asset and corresponding lease liability for our operating leases on our balance sheet, we incorrectly utilized the applicable federal rates as the discount rates for the valuation of the ROU asset and corresponding lease liability, rather than our incremental borrowing rates. The impact of this error is limited to our assets and liabilities, and the error did not impact our revenue, results of operation, earnings (loss) per share, or net equity. The error did not result in any change to our business plan or operations and did not impact any regulatory requirements or management compensation.

On September 18, 2024, our Audit Committee, after considering the recommendations of management, concluded that our previously issued consolidated financial statements as of and for the periods ended June 30, 2024, March 31, 2024, December 31, 2023, September 30, 2023, June 30, 2023, March 31, 2023, December 31, 2022, September 30, 2022, June 30, 2022, March 31, 2022, December 31, 2021, September 30, 2021, and June 30, 2021 (collectively, the “Previous Financial Statements”) should no longer be relied upon. We restate the Previous Financial Statements on November 19, 2024.